Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2020
Disclosure of basis of preparation [Abstract]
Statement of compliance
(a)	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”). IFRS are the standards and related interpretations issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were authorized for issue by the Board of Directors on February 5, 2021, accordingly such statements were submitted for approval to the stockholder’s meeting held on March 25, 2021.

Basis of measurement
(b)	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the statement of financial position:

•	derivative financial instruments measured at fair value

•	financial instruments at fair value through profit or loss measured at fair value

•	financial instruments at fair value through other comprehensive income measured at fair value

•	liabilities for cash-settled share-based payment arrangements measured at fair value

•	financial assets and liabilities designated as hedged items in a fair value hedge accounting of which changes in fair value attributable to the hedged risk recognized in profit or loss

•	liabilities for defined benefit plans recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets

Functional and presentation currency
(c)	Functional and presentation currency

These consolidated financial statements are presented in Korean won, which is the Controlling Company’s functional currency and the currency of the primary economic environment in which the Group operates.

Use of estimates and judgments
(d)	Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. If the estimates and assumptions based on management’s best judgment as of December 31, 2020 are different from the actual environment, these estimates and actual results may be different.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about critical judgments in applying accounting policies that have a significant effect on the amounts recognized in the consolidated financial statements and information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are described in Note 5.

In preparing these consolidated financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2019.

Change in accounting policy

(e)	Change in accounting policy

Except for the following new standards, which have been applied from January 1, 2020, the accounting policies applied by the Group in these consolidated financial statements are the same as those applied by the Group in its consolidated financial statements as of and for the year ended December 31, 2019.

i) Amendments to IAS 1 ‘Presentation of financial statements’ and IAS 8 ‘Accounting policies, changes in accounting estimates and errors’ – Definition of materiality

The amendments clarify the explanation of the definition of material and IAS 1 and IAS 8 are amended in accordance with the clarified definitions. Materiality is assessed by reference to omission or misstatement of material information as well as effects of immaterial information, and to the nature of the users when determining the information to be disclosed by the Group. The amendments do not have a significant impact on the consolidated financial statements.

ii) Amendments to IFRS 3 ‘Business combination’ – Definition of business

To consider the integration of the acquired activities and assets as a business, the amended definition of a business requires an acquisition to include an input and a substantive process that together significantly contribute to the ability to create outputs and excludes economic benefits from lowing the costs. If all of the fair value of gross assets acquired is substantially concentrated in a single identifiable asset or a group of similar assets, an entity may elect to apply a concentration test, an optional test, to permit a simplified assessment of whether an acquired asset of activities and assets is not a business. The amendments do not have a significant impact on the consolidated financial statements.

(iii) Amendments to IFRS 16 ‘Lease’ – The practical expedient for the exemption, discount or deferral of rent related to COVID-19

As a practical expedient, the lessee may not evaluate whether a rent concession, such as the rent discount directly resulting from COVID-19, constitutes a change in the lease. The lessee with this choice shall account for changes in lease payments, such as rent discounts, consistently with the way the Standard specifies when those changes are not lease changes. The Group changed its accounting policy in accordance with the amendments made to IFRS 16. The amended accounting policies are applied retrospectively in accordance with the transitional provisions in IFRS 16. Retrospective application of accounting policies has no cumulative effect on the initial application to be reflected in retained earnings at the beginning of January 1, 2020 and the comparative financial statements presented have not been restated. The amount recognized in profit or loss is ~~W~~ 24,928 million to reflect the change in lease payments arising from the same lease discount for the year ended December 31, 2020 as a result of the amendment to the IFRS 16 ‘Lease’.